Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Popular U.S. Government Money Market Fund, LLC
Entity Central Index Key	0001947660
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000248258
Shareholder Report [Line Items]
Class Name	A Non-Withholding
Trading Symbol	MMTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Non-Withholding Shares	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,330,489,107
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,474,303
Additional Fund Statistics [Text Block]

Fund Statistics as of 12/31/2025

Total Net Assets	$1,330,489,107
# of Portfolio Holdings	8
Investment Advisory Fees (Net of fees waived)	$1,474,303

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Daily	52.4%
Weekly (excludes Daily)	47.6%

Largest Holdings [Text Block]

Top Holdings as of 12/31/2025

(% of total investments)

U.S. Treasury Bill 01/02/26	19.49%
Federal National Mortgage Association 01/07/26	18.16%
U.S. Treasury Bill 01/06/26	17.23%
Federal National Mortgage Association 01/05/26	14.65%
Federal National Mortgage Association 01/09/26	12.21%
U.S. Treasury Bill 01/08/26	8.18%
South Street Securities, Tri-Party Agreement thu BNY 01/02/26	7.49%
Federal Home Loan Bank Discount Notes 01/05/26	2.59%

C000243299
Shareholder Report [Line Items]
Class Name	A Withholding
Trading Symbol	MMYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Withholding Shares	$30	0.58%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,330,489,107
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,474,303
Additional Fund Statistics [Text Block]

Fund Statistics as of 12/31/2025

Total Net Assets	$1,330,489,107
# of Portfolio Holdings	8
Investment Advisory Fees (Net of fees waived)	$1,474,303

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Daily	52.4%
Weekly (excludes Daily)	47.6%

Largest Holdings [Text Block]

Top Holdings as of 12/31/2025

(% of total investments)

U.S. Treasury Bill 01/02/26	19.49%
Federal National Mortgage Association 01/07/26	18.16%
U.S. Treasury Bill 01/06/26	17.23%
Federal National Mortgage Association 01/05/26	14.65%
Federal National Mortgage Association 01/09/26	12.21%
U.S. Treasury Bill 01/08/26	8.18%
South Street Securities, Tri-Party Agreement thu BNY 01/02/26	7.49%
Federal Home Loan Bank Discount Notes 01/05/26	2.59%

C000248259
Shareholder Report [Line Items]
Class Name	Institutional Non-Withholding
Trading Symbol	MMGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I Institutional Non-Withholding Shares	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 1,330,489,107
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,474,303
Additional Fund Statistics [Text Block]

Fund Statistics as of 12/31/2025

Total Net Assets	$1,330,489,107
# of Portfolio Holdings	8
Investment Advisory Fees (Net of fees waived)	$1,474,303

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Daily	52.4%
Weekly (excludes Daily)	47.6%

Largest Holdings [Text Block]

Top Holdings as of 12/31/2025

(% of total investments)

U.S. Treasury Bill 01/02/26	19.49%
Federal National Mortgage Association 01/07/26	18.16%
U.S. Treasury Bill 01/06/26	17.23%
Federal National Mortgage Association 01/05/26	14.65%
Federal National Mortgage Association 01/09/26	12.21%
U.S. Treasury Bill 01/08/26	8.18%
South Street Securities, Tri-Party Agreement thu BNY 01/02/26	7.49%
Federal Home Loan Bank Discount Notes 01/05/26	2.59%

C000243300
Shareholder Report [Line Items]
Class Name	Institutional Withholding
Trading Symbol	MMFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Popular U.S. Government Money Market Fund, LLC (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.popularfunds.com/us-government-money-market-fund. You can also request this information by contacting us at (787) 758-7400.

Additional Information Phone Number	(787) 758-7400
Additional Information Website	https://www.popularfunds.com/us-government-money-market-fund
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(1)	Costs paid as a percentage of a $10,000 investment
Class Institutional Withholding Shares	$36	0.72%
Footnote	Description
Footnote(1)	Annualized for periods less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
AssetsNet	$ 1,330,489,107
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,474,303
Additional Fund Statistics [Text Block]

Fund Statistics as of 12/31/2025

Total Net Assets	$1,330,489,107
# of Portfolio Holdings	8
Investment Advisory Fees (Net of fees waived)	$1,474,303

Holdings [Text Block]

Maturity Weightings

(% total investments)

Value	Value
Daily	52.4%
Weekly (excludes Daily)	47.6%

Largest Holdings [Text Block]

Top Holdings as of 12/31/2025

(% of total investments)

U.S. Treasury Bill 01/02/26	19.49%
Federal National Mortgage Association 01/07/26	18.16%
U.S. Treasury Bill 01/06/26	17.23%
Federal National Mortgage Association 01/05/26	14.65%
Federal National Mortgage Association 01/09/26	12.21%
U.S. Treasury Bill 01/08/26	8.18%
South Street Securities, Tri-Party Agreement thu BNY 01/02/26	7.49%
Federal Home Loan Bank Discount Notes 01/05/26	2.59%